Fair Value Measurement	6 Months Ended
Jun. 30, 2022
Fair Value Measurement [abstract]
FAIR VALUE MEASUREMENT

NOTE 7 - FAIR VALUE MEASUREMENT:

The following table sets out the Company's liabilities that are measured at fair value in the financial statements:

	Fair value measurements using input type
	June 30, 2022 (Unaudited)
	Level 1	Level 2	Level 3	Total

Derivative liability - warrants	-	-	(3,883)	(3,883)

	Fair value measurements using input type
	December 31, 2021
	Level 1	Level 2	Level 3	Total

Derivative liability - warrants	-	-	(1,261)	(1,261)
Convertible debenture	-	-	(7,242)	(7,242)

As of June 30, 2022, the fair value measurement of the warrant’s securities in the table above, was estimated using either a Monte Carlo simulation analysis or Black & Scholes model based on a variety of significant unobservable inputs and thus represent a level 3 measurement within the fair value hierarchy. The key inputs that were used in the valuation were: risk-free interest rate of 3.0% and expected volatility of 96%.

The following tables describes the change in the Company's liabilities that are measured at level 3 in the financial statements:

Derivative liability
Derivative liability - warrants as of December 31, 2021	(1,261)
Issuance of financial instruments	(16,467)
Exercise of pre-funded warrants	3,264
Change in fair value	10,581
Derivative liability - warrants as of June 30, 2022	(3,883)

Convertible debenture
Convertible debenture as of December 31, 2021	(7,242)
Payments of convertible securities	5,921
Gain due to change in fair value of convertible debenture	1,321
Convertible debenture as of June 30, 2022	-